Current and long-term debt - China Huarong Sale and Leaseback (Details) $ in Thousands	1 Months Ended
	Aug. 31, 2018 USD ($)	May 31, 2018 USD ($) tanker	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 2,552,473	$ 2,910,315
China Huarong Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 144,000	$ 123,800	$ 137,300
Sale leaseback transaction, term		8 years
Periodic payment per vessel		$ 600
Consolidated tangible net worth		$ 650,000
China Huarong Lease Financing [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Sale leaseback, option to purchase period		3 years
China Huarong Lease Financing [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Sale leaseback, option to purchase period		8 years
China Huarong Lease Financing [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		3.50%
2016 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Repayments	$ 92,700
STI Opera, STI Virtus, STI Venere, STI Aqua, STI Dama, and STI Regina [Member] | Vessels [member] | MR [Member] | China Huarong Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | tanker		6